CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 74,453	$ 729,223
Prepaid expenses	122,202	422,894
Total current assets	196,655	1,152,117
Investments held in Trust Account	140,283,110	139,399,054
Total Assets	140,479,765	140,551,171
Current liabilities:
Accounts payable	159,240	69,855
Accounts payable - related party	48,893	2,872
Accrued expenses	836,165	199,565
Note Payable - related party	299,981
Total current liabilities	1,344,279	272,292
Deferred underwriting commissions	4,010,000	4,010,000
Derivative warrant liabilities	2,049,600	6,069,900
Total Liabilities	7,403,879	10,352,192
Commitments and Contingencies
Class A ordinary shares subject to possible redemption; 13,800,000 shares subject to possible redemption at $10.16 and $10.10 per share as of September 30, 2022 and December 31, 2021, respectively	140,183,110	139,380,000
Shareholders' Deficit:
Preference shares, $0.0001 par value 1,000,000 shares authorized none issued or outstanding at September 30, 2022 and December 31, 2021
Accumulated deficit	(7,107,569)	(9,181,366)
Total shareholders' deficit	(7,107,224)	(9,181,021)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	140,479,765	140,551,171
Class A Ordinary Shares Subject to Possible Redemption
Current liabilities:
Class A ordinary shares subject to possible redemption; 13,800,000 shares subject to possible redemption at $10.16 and $10.10 per share as of September 30, 2022 and December 31, 2021, respectively	140,183,110	139,380,000
Class A Ordinary shares
Shareholders' Deficit:
Common Stock, Value		0
Class B Ordinary shares
Shareholders' Deficit:
Common Stock, Value	345	345
Accumulated deficit		(9,181,366)
Class A ordinary shares non-redeemable
Shareholders' Deficit:
Common Stock, Value	$ 0	$ 0